Schedule of Investments (unaudited) January 31, 2020	iShares® Short Maturity Municipal Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Debt Obligations

Alabama — 2.1%
Bessemer Governmental Utility Services Corp. RB, 5.00%, 06/01/20 (BAM)	$515	$521,376
Black Belt Energy Gas District RB
4.00%, 06/01/20	1,605	1,619,718
4.00%, 06/01/21	835	865,494
Lower Alabama Gas District (The) RB, 4.00%, 12/01/21	200	209,962
Southeast Alabama Gas Supply District (The) RB, 4.00%, 06/01/22	1,500	1,590,345

		4,806,895

Arizona — 0.2%
Glendale Union High School District No. 205 GO, 5.00%, 07/01/21	500	529,105

California — 0.3%
Lancaster Redevelopment Agency Successor Agency TA, 3.00%, 08/01/20	700	706,517

Connecticut — 3.9%
State of Connecticut GO
5.00%, 06/01/21	670	705,758
5.00%, 07/15/22	900	987,759
Series A, 5.00%, 04/15/20	1,200	1,209,636
Series C, 1.01%, 05/15/34 (Put 02/07/20)(a)(b)	2,325	2,325,000
Series C, 5.00%, 06/01/20	720	729,518
State of Connecticut Special Tax Revenue RB, Series A, 5.00%, 09/01/21	2,000	2,125,640
University of Connecticut RB, Series A, 5.00%, 04/15/20	1,000	1,007,900

		9,091,211

District of Columbia — 4.3%
District of Columbia RB, 0.96%, 04/01/38 (Put 02/07/20)(a)(b)	2,900	2,900,000
Tender Option Bond Trust Receipts/Certificates RB, VRDN, 0.99%, 10/01/53 (Put 02/07/20)(a)(b)(c)	7,000	7,000,000

		9,900,000

Florida — 3.8%
Alachua County Health Facilities Authority RB
5.00%, 12/01/20	645	665,305
5.00%, 12/01/21	390	416,984
County of Osceola FL Transportation Revenue RB, 5.00%, 10/01/21	300	318,438
County of Palm Beach FL RB, 1.17%, 07/01/32 (Put 02/07/20)(a)(b)	5,000	5,000,000
Palm Beach County Health Facilities Authority RB, 5.00%, 08/15/20	530	541,315
Pinellas County Health Facilities Authority RB, Series A1, 1.18%, 11/01/38 (Put 01/31/20)(a)(b)	1,900	1,900,000

		8,842,042

Georgia — 11.5%
Atlanta Urban Residential Finance Authority RB, 1.36%, 12/01/22 (Put 12/01/21)(a)(b)	2,000	2,012,160
Bartow County Development Authority RB, 1.55%, 08/01/43 (Put 08/19/22)(a)(b)	2,000	2,018,240
Burke County Development Authority RB, 2.25%, 10/01/32 (Put 05/25/23)(a)(b)	2,000	2,047,720
Cobb County Development Authority RB, 5.00%, 07/15/20	545	554,499
Main Street Natural Gas Inc. RB
2.02%, 08/01/48 (Put 12/01/23)(a)	5,000	5,039,895
4.00%, 06/01/20	500	504,835
4.00%, 04/01/48 (Put 09/01/23)(a)(b)	3,685	4,033,564

Security	Par (000)	Value

Georgia (continued)
5.00%, 05/15/20	$500	$505,445
5.00%, 05/15/21	1,000	1,048,790
5.00%, 09/01/21	300	317,889
Monroe County Development Authority RB, 1.22%, 06/01/49 (Put 01/31/20)(a)(b)	3,700	3,700,000
Tender Option Bond Trust Receipts/Certificates RB
0.97%, 07/01/49 (Put 02/07/20)(a)(b)(c)	3,000	3,000,000
0.99%, 01/01/44 (Put 02/07/20) (AGM)(a)(b)(c)	1,700	1,700,000

		26,483,037

Illinois — 3.1%
Chicago Transit Authority RB, 5.00%, 06/01/20	750	758,647
Illinois Development Finance Authority RB, 1.05%, 06/01/29 (Put 02/07/20)(a)(b)	1,100	1,100,000
Illinois Finance Authority RB, 1.05%, 11/01/38 (Put 02/07/20)(a)(b)	1,320	1,320,000
Tender Option Bond Trust Receipts/Certificates GO, 1.00%, 03/01/33 (Put 02/07/20)(a)(b)(c)	4,000	4,000,000

		7,178,647

Indiana — 3.2%
City of Rockport IN RB, Series B, 1.35%, 07/01/25 (Put 09/01/22)(a)(b)	2,250	2,270,587
Indianapolis Local Public Improvement Bond Bank RB, 1.45%, 06/01/21 (Call 06/01/20)	5,190	5,190,156

		7,460,743

Iowa — 2.9%
Iowa Finance Authority RB, 1.17%, 04/01/22 (Put 02/07/20)(a)(b)	6,655	6,655,000

Kansas — 3.9%
City of Burlington KS RB
1.17%, 09/01/35 (Put 02/07/20)(a)(b)	6,000	6,000,000
1.17%, 09/01/35 (Put 02/07/20)(a)(b)	3,000	3,000,000

		9,000,000

Kentucky — 2.5%
City of Owensboro KY Electric Light & Power System Revenue RB, 5.00%, 01/01/21	1,550	1,604,591
Kentucky Public Energy Authority RB
4.00%, 06/01/20	650	656,039
4.00%, 12/01/20	1,070	1,094,984
4.00%, 06/01/21	1,060	1,099,252
4.00%, 08/01/21	300	312,456
Kentucky State Property & Building Commission RB, Series D, 5.00%, 05/01/21	600	629,604
Tender Option Bond Trust Receipts/Certificates RB, Series 2018, 0.97%, 12/01/41 (Put 02/07/20) (AGM)(a)(b)(c)	500	500,000

		5,896,926

Louisiana — 4.2%
Louisiana Offshore Terminal Authority RB, 1.65%, 09/01/27 (Put 12/01/23)(a)(b)	400	405,040
Louisiana Public Facilities Authority RB, 5.00%, 05/15/21	400	420,332
Parish of St James LA RB, Series B1, 1.03%, 11/01/40 (Put 02/07/20)(a)(b)	8,800	8,800,000

		9,625,372

Maryland — 0.7%
Maryland Industrial Development Financing Authority RB, 1.30%, 03/01/30 (Put 02/07/20)(a)(b)	1,600	1,600,000

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Short Maturity Municipal Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Massachusetts — 0.9%
Massachusetts Development Finance Agency RB, 5.00%, 07/01/21	$975	$1,026,032
Town of Salisbury MA GOL, 2.00%, 09/11/20	1,000	1,004,940

		2,030,972

Michigan — 1.2%
Michigan State Housing Development Authority RB, Series D, 1.04%, 06/01/30 (Put 02/07/20)(a)(b)	900	900,000
Michigan Strategic Fund RB, 1.33%, 06/01/39 (Put 01/31/20)(a)(b)	775	775,000
Wayne-Westland Community Schools GO
4.00%, 05/01/21 (Q-SBLF)	175	181,370
4.00%, 11/01/21 (Q-SBLF)	780	819,749

		2,676,119

Missouri — 1.0%
City of Washington MO COP, 5.00%, 03/01/22	350	377,706
RBC Municipal Products Inc. Trust RB, 1.00%, 09/01/39 (Put 02/07/20)(a)(b)(c)	2,000	2,000,000

		2,377,706

Nebraska — 1.3%
Central Plains Energy Project RB
4.00%, 08/01/20	2,000	2,028,520
4.00%, 02/01/21	250	257,088
4.00%, 08/01/21	750	781,695

		3,067,303

New Jersey — 14.0%
Borough of Tinton Falls NJ GO, 2.00%, 10/29/20	900	906,399
Garden State Preservation Trust RB, 5.00%, 11/01/20	1,690	1,740,311
New Jersey Economic Development Authority RB
5.00%, 03/01/20	1,730	1,734,723
5.00%, 03/01/21	875	909,003
5.00%, 03/01/21, (ETM)	340	354,787
5.00%, 06/15/21	4,250	4,459,185
5.00%, 06/15/21	1,500	1,573,830
5.50%, 09/01/21 (Call 03/01/21)	675	704,801
Series A, 4.00%, 07/01/22	2,000	2,129,240
Series K, 5.25%, 12/15/20 (AMBAC)	2,250	2,325,172
Series NN, 5.00%, 03/01/22	3,200	3,438,976
Series PP, 5.00%, 06/15/20	1,475	1,494,588
Series UU, 5.00%, 06/15/23	1,270	1,421,028
Series XX, 5.00%, 06/15/20	200	202,656
New Jersey Health Care Facilities Financing Authority RB 5.00%, 10/01/20	1,600	1,638,256
Series A, 5.00%, 07/01/20	500	506,800
New Jersey Sports & Exposition Authority RB, 5.00%, 09/01/20	1,250	1,277,050
New Jersey Transportation Trust Fund Authority RB
5.25%, 12/15/20 (AGM)	500	517,675
Series A, 5.00%, 06/15/20	665	673,831
Series A, 5.00%, 06/15/21	500	525,105
Series A, 5.50%, 12/15/21	425	458,652
Series A, 5.50%, 12/15/23	155	180,039
Series A-1, 5.00%, 06/15/20	1,275	1,292,314
Series B, 5.50%, 12/15/20 (NPFGC)	155	160,675
Series B, 5.50%, 12/15/21 (NPFGC)	625	674,100
Series D, 5.00%, 12/15/23	225	255,287
Township of Jackson New Jersey GO, 2.00%, 02/13/20	872	872,201

		32,426,684

Security	Par (000)	Value

New Mexico — 0.3%
New Mexico Municipal Energy Acquisition Authority RB, 4.00%, 05/01/22	$600	$638,760

New York — 13.5%
Adirondack Central School District GO, 2.25%, 07/17/20 (SAW)	1,133	1,140,468
Albany Industrial Development Agency RB, 1.17%, 07/01/32 (Put 02/07/20)(a)(b)	1,110	1,110,000
Amherst Development Corp. RB, Series A, 0.99%, 02/01/35 (Put 02/07/20)(a)(b)	1,755	1,755,000
City of Tonawanda NY GOL, 2.50%, 06/04/20	1,219	1,225,631
City of Yonkers NY, 2.00%, 06/29/20	4,855	4,878,547
County of Suffolk NY GOL
2.50%, 07/23/20	6,000	6,039,240
2.50%, 08/20/20	1,335	1,345,119
East Islip Union Free School District GO, 2.25%, 07/02/20 (SAW)	1,100	1,106,765
Honeoye Falls-Lima Central School District GO, 2.25%, 06/18/20 (SAW)	1,425	1,432,396
Rhinebeck Central School District GO, 2.25%, 06/26/20 (SAW)	1,500	1,508,220
Sandy Creek Central School District GO, 2.25%, 06/26/20 (SAW)	1,100	1,106,028
South Jefferson Central School District GO, 2.25%, 07/09/20 (SAW)	1,700	1,710,149
Tender Option Bond Trust Receipts/Certificates RB, 1.06%, 11/15/56 (Put 02/07/20)(a)(b)(c)	2,500	2,500,000
Town of New Windsor New York GOL, 2.25%, 06/26/20	1,300	1,307,085
Watkins Glen Central School District GO, 2.25%, 06/23/20 (SAW)	1,300	1,306,981
Windsor Central School District GO, 2.25%, 07/24/20 (SAW)	1,700	1,711,101

		31,182,730

North Carolina — 0.3%
North Carolina Turnpike Authority RB
5.00%, 01/01/21	425	439,344
5.00%, 01/01/22	215	230,080

		669,424

Ohio — 8.2%
City of Berea OH GOL, 3.00%, 03/12/20	1,600	1,603,296
City of Kirtland OH GOL, 2.75%, 06/18/20 (ST STANDBY NT PURCHASE)	600	603,816
City of Miamisburg OH GOL, 3.00%, 06/24/20 (ST STANDBY NT PURCHASE)	1,500	1,511,505
City of Parma OH GOL, 2.50%, 07/23/20 (ST STANDBY NT PURCHASE)	1,200	1,208,292
County of Belmont OH GOL, 2.00%, 08/27/20	1,510	1,517,490
County of Lorain OH GOL, 3.00%, 02/07/20	2,325	2,325,395
Finneytown Local School District GO, 2.25%, 04/15/20	2,000	2,005,260
Lancaster Port Authority RB, 5.00%, 02/01/21	300	311,265
State of Ohio RB, 1.20%, 11/01/35 (Put 03/02/20)(a)(b)	4,500	4,500,000
Sycamore Community City School District GO, 2.25%, 04/15/20	3,400	3,409,384

		18,995,703

Pennsylvania — 2.6%
Boyertown Area School District GOL
1.33%, 09/01/20 (SAW)	150	150,231
2.00%, 09/01/21 (SAW)	400	405,636
Commonwealth of Pennsylvania GO, 5.00%, 04/01/20	800	805,264

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Short Maturity Municipal Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pennsylvania (continued)
Connellsville Area School District GOL
4.00%, 08/15/21 (BAM SAW)	$500	$520,910
4.00%, 08/15/22 (BAM SAW)	500	533,820
Palmyra Area School District GOL
4.00%, 04/01/20 (SAW)	560	562,688
4.00%, 04/01/21 (SAW)	900	931,221
Pennsylvania Economic Development Financing Authority RB, 2.15%, 11/01/21	1,000	1,015,200
School District of Philadelphia (The) GO, Series C, 4.00%, 03/31/20 (SAW)	1,000	1,004,660

		5,929,630

South Carolina — 0.4%
South Carolina Public Service Authority RB, VRDN, 0.98%, 01/01/36 (Put 02/07/20)(a)(b)	1,000	1,000,000

Texas — 6.2%
City of Houston TX GOL, Series A, 5.00%, 03/01/20	1,000	1,003,090
Harris County Health Facilities Development Corp. RB, 1.15%, 12/01/41 (Put 01/31/20)(a)(b)	500	500,000
Port of Arthur Navigation District Industrial Development Corp. RB, 0.98%, 03/01/42 (Put 02/07/20)(a)(b)	2,000	2,000,000
State of Texas GO
1.00%, 12/01/41 (Put 02/07/20)(a)(b)	6,510	6,510,000
1.00%, 06/01/46 (Put 02/07/20)(a)(b)	660	660,000
Tender Option Bond Trust Receipts/Certificates RB
1.04%, 06/15/27 (Put 02/07/20)(a)(b)(c)	1,500	1,500,000
1.07%, 01/01/28 (Put 02/07/20)(a)(b)(c)	2,190	2,190,000

		14,363,090

Utah — 0.9%
County of Utah UT RB, 1.05%, 05/15/51 (Put 02/07/20)(a)(b)	2,000	2,000,000

Virginia — 0.9%
University of Virginia RB, 1.29%, 05/27/20	2,000	2,001,498

Security	Par/ Shares (000)	Value

Washington — 0.9%
Grant County Public Utility District No. 2 RB, 2.00%, 01/01/44 (Put 12/02/20)(a)(b)	$1,000	$1,005,950
Washington Higher Education Facilities Authority RB, 1.05%, 10/01/29 (Put 02/07/20)(a)(b)	1,000	1,000,000

		2,005,950

Wisconsin — 0.2%
Wisconsin Health & Educational Facilities Authority RB, 5.00%, 10/01/21	400	426,064

Total Municipal Debt Obligations — 99.4% (Cost $228,661,899)		229,567,128

Money Market Funds
BlackRock Liquidity Funds: MuniCash, 0.81%(d)(e)	30	30,021

Total Money Market Funds — 0.0% (Cost: $30,021)		30,021

Total Investments in Securities — 99.4% (Cost: $228,691,920)		229,597,149

Other Assets, Less Liabilities — 0.6%		1,334,246

Net Assets — 100.0%		$230,931,395

(a)	Variable or floating rate security. Rate shown is the rate in effect as of period-end.
(b)	Security is payable upon demand on each reset date.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended January 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 10/31/19 (000)	Net Activity (000)	Shares Held at 01/31/20 (000)	Value at 01/31/20	Income	Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds: MuniCash	60	(30)	30	$30,021	$111	$2		$(1)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Short Maturity Municipal Bond ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Municipal Debt Obligations	$—	$229,567,128	$—	$229,567,128
Money Market Funds	30,021	—	—	30,021

	$30,021	$229,567,128	$—	$229,597,149

Portfolio Abbreviations — Fixed Income

AGM	Assured Guaranty Municipal Corp.

AMBAC	Ambac Assurance Corp.

BAM	Build America Mutual Assurance Co.

COP	Certificates of Participation

ETM	Escrowed to Maturity

GO	General Obligation

GOL	General Obligation Limited

NPFGC	National Public Finance Guarantee Corp.

Q-SBLF	Qualified School Bond Loan Fund

RB	Revenue Bond

SAW	State Aid Withholding

ST	Special Tax

TA	Tax Allocation

4